SHAREHOLDERS’ EQUITY (Details Narrative)				5 Months Ended	6 Months Ended	11 Months Ended
	Apr. 20, 2022 USD ($) shares	Mar. 04, 2022 USD ($) $ / shares shares	Feb. 02, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 21, 2022 shares	Jul. 14, 2021 $ / shares shares	Jan. 21, 2021 $ / shares
Equity [Abstract]
Preferred stock shares issued					0	0
Preferred stock shares outstanding					0	0
Dividends payable amount per share | $ / shares					$ 0	$ 0
Preferred stock voting rights					No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders	No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders
Common stock, shares outstanding	63,513,530				6,351,354	5,804,254	6,351,354
Common stock, shares issued					6,351,354	5,804,254
Common stock voting rights					Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders	Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders
Shares issued	162,600	178,100	196,400					1,001,242
Share price | (per share)		$ 5.00	$ 5.00					$ 3.50	$ 0.05
Proceeds from issuance of common stock | $	$ 813,000	$ 890,500	$ 982,000	$ 1,478,582		$ 1,478,582
Debt conversion, shares issued		10,000
Debt conversion, shares issued, amount | $		$ 50,000